Introduction and overview of Group's risk management - Fair value estimation (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	$ 4,145.8	$ 4,228.4
Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	431.1
Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	3,234.4	3,347.9
Borrowings | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	96.7
Fair value	101.2
Borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	3,234.4	3,347.9
Fair value	$ 3,312.7	$ 3,342.6